OPERATING INCOME AND OPERATING EXPENSES (Details) - COP ($) $ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Disclosure of operating income and operating expense [Line Items]
Debt investments, net	$ 159,890	$ 163,311	$ 71,091
Gains (losses) on financial assets at fair value through profit or loss	525,423	544,184	230,749
Total Interest on investment securities	685,313	707,495	301,840
Debt securities [member]
Disclosure of operating income and operating expense [Line Items]
Gains (losses) on financial assets at fair value through profit or loss	699,841	579,403	294,979
Derivatives [member]
Disclosure of operating income and operating expense [Line Items]
Gains (losses) on financial assets at fair value through profit or loss	(61,667)	(4,750)	31,835
Spot transactions [Member]
Disclosure of operating income and operating expense [Line Items]
Gains (losses) on financial assets at fair value through profit or loss	3,517	(22,831)	(48,961)
Repos [Member]
Disclosure of operating income and operating expense [Line Items]
Gains (losses) on financial assets at fair value through profit or loss	(116,268)	(7,638)	(50,081)
Others [Member]
Disclosure of operating income and operating expense [Line Items]
Gains (losses) on financial assets at fair value through profit or loss	$ 0	$ 0	$ 2,977